Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 14,361	$ 6,441	$ (5,150)	$ 13,871	$ 1,934
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	28,176	17,771	2,590	43,332	17,325
Stock-based compensation	2,936	349	26	1,246	227
Loss on sale of patent assets, net				536
Excess tax benefit from stock-based compensation	(203)
Imputed interest on other obligations	436	867	35	1,649	1,771
Amortization of premium on investments	195
Reversal of deferred tax valuation allowance					(3,478)
Deferred taxes	25			7,057
Other	(4)	2		13	20
Changes in assets and liabilities:
Accounts receivable	6,360	3,451	(42)	(5,521)	(7,069)
Prepaid expenses and other assets	666	(139)	(84)	(6,014)	(68)
Accounts payable	330	(679)	236	(347)	614
Accrued and other liabilities	(3,205)	3,898	146	6,563	1,686
Deferred revenue	5,014	42,708	16,895	57,749	4,620
Net cash provided by operating activities	55,087	74,669	14,652	120,134	17,582
Cash flows from investing activities
Increase in restricted cash			(500)	(220)
Purchases of investments classified as available-for-sale	(40,100)
Maturities of investments classified as available-for-sale	970
Business acquisitions	(3,000)
Purchases of intangible assets	(95)
Purchases of property and equipment	(706)	(110)	(63)	(544)	(27)
Acquisitions of patent assets	(43,151)	(43,048)	(22,673)	(72,097)	(38,542)
Proceeds from sale of patent assets	80		55	500	15,032
Net cash used in investing activities	(86,002)	(43,158)	(23,181)	(72,361)	(23,537)
Cash flows from financing activities
Repayments of principal on notes payable and other obligations	(16,404)	(20,443)	(2,400)	(30,471)	(13,252)
Proceeds from issuance of common stock in initial public offering, net of issuance costs	157,828			(221)
Proceeds from exercise of stock options and other common stock issuances	2,025	76	52	104
Payments for the purchase of common stock				(3,238)
Excess tax benefit from stock-based compensation	203
Net cash provided by (used in) financing activities	143,652	(20,367)	22,845	(30,045)	20,567
Net increase in cash and cash equivalents	112,737	11,144	14,316	17,728	14,612
Cash and cash equivalents at beginning of period	46,656	28,928		28,928	14,316
Cash and cash equivalents at end of period	159,393	40,072	14,316	46,656	28,928
Supplemental disclosures of cash flow information
Cash paid for interest expense	2,157	2,701	699	3,686	2,663
Cash paid for income taxes	5,100	1,970		6,110	4
Non-cash investing and financing activities
Conversion of redeemable convertible preferred stock to common stock	62,793
Patent assets purchased or financed through notes payable or other obligations		12,079	35,367	16,542	19,840
Adjustments to patent asset purchase price and related liability					2,616
Patent assets received in barter transactions					3,176
Patent assets acquired through settlement of notes receivable		1,010
Change in patent assets purchased and accrued but not paid	1,996
Common stock issued in exchange for patent assets			250
Common stock issued in exchange for other intangible assets			1,450
Intangible assets received in barter transactions	120
Initial public offering-related costs accrued but not paid				260
Change in property and equipment purchased and accrued but not paid				131
Series A-1 Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			15,126
Series A Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			10,067
Series B Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs					33,819
Series C Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs				$ 3,781